Refundable Investor Advances (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Refundable Investor Advances [Abstract]
Summary of Change in Fair Value of Refundable Investor Advances
The following table presents the changes in the fair value of the refundable investor advances from inception to December 31, 2025:

Balance at August 29, 2025 and September 30, 2025	$—
Additions	846,625,038
Change in fair value	(82,054,043)

Ending balance at December 31, 2025	$764,570,995

The following table presents the changes in the fair value of the refundable investor advances for the six months ended June 30, 2026:

Balance at January 1, 2026	$764,570,995
Additions	—
Change in fair value	(77,477,000)

Ending balance at June 30, 2026	$687,093,995